FAIR VALUE MEASUREMENT - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
FAIR VALUE MEASUREMENT
Impairment of Intangible Assets, Finite-lived	$ 0	$ 0	$ 564
Other than Temporary Impairment Losses, Investments	$ 0	$ 0	$ 50,159